INCOME TAX (Details 1) - Pelican Holdco Inc [Member]	4 Months Ended
Dec. 31, 2025 USD ($)
Current Federal Tax Expense (Benefit)	$ 18,658
Income tax benefit at federal statutory rate	21.00%
Current State and Local Tax Expense (Benefit)
Change in valuation allowance	$ (18,658)
Change in valuation allowance	21.00%
Permanent differences
Total income tax provision (benefit)
Total income tax provision (benefit) Percentage	0.00%